Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases Tables [Abstract]
Schedule of right-of-use assets and lease liabilities recognized and movements

Set out below are the carrying amounts of the Company’s right-of-use assets and Lease liabilities recognized and the movements during the year ended December 31, 2020 and 2019.

	Right -of-use- assets	Lease Liabilities
As at January 1, 2019	4,352	4,694
Modifications and renewals	1,228	1,226
Additions	121	121
Depreciation expense	(880)	—
Interest expense	—	345
Payments	—	(1,178)
As at December 31, 2019	4,821	5,208
Modifications and renewals	33	(100)
Disposals	(333)	(328)
Depreciation expense	(642)	—
Interest expense	—	272
Payments	—	(716)
As at December 31, 2020	3,879	4,336

Schedule of consolidated statement of operations and comprehensive loss

	2020	2019
Depreciation expense of right-of-use assets	(642)	880
Interest expense on lease liabilities	272	345
Expenses relating to short term leases	39	151
Variable lease payments	516	155
Total amount recognized in consolidated statement of operations and comprehensive loss	185	1,531